Note 18 - Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets, Noncurrent [Table Text Block]
	As of December 31,
	2011	2012
	$	$

Investment deposit (a)	2,470,382	2,470,382
Minimum guarantees	862,858	3,247,512
Prepayment for insurance policy	161,584	32,967
	3,494,824	5,750,861
Less: Impairment loss on investment deposit (a)	(2,470,382)	(2,470,382)
Total	1,024,442	3,280,479